Segmented Information	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Segmented Information

17 – Segmented Information

The Company’s reportable operating segments, which are components of the Company’s business where separate financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer, who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

For the year ended December 31, 2018:

In $000s	Product	Sales	Royalty revenue	Cost of sales, excluding depletion	Depletion	Mineral, royalty and other interests impairments	(Gain) loss on mineral interest disposal and other	Income (loss) before taxes	Cash flow from operating activities
Bachelor Lake, Canada	Gold	$6,923	$280	$2,667	$402	$0	$0	$4,134	$4,756
Black Fox, Canada	Gold	5,674	0	2,396	1,443	0	0	1,835	3,484
Bracemac-McLeod, Canada [1]	Various	0	3,237	0	1,327	0	0	1,910	3,370
Chapada, Brazil	Copper	11,608	0	3,469	4,100	0	0	4,039	8,139
Diavik, Canada	Diamonds	0	7,197	0	5,697	0	0	1,500	7,047
Houndé, Burkina Faso	Gold	0	6,744	0	4,478	0	0	2,266	5,393
Karma, Burkina Faso	Gold	8,041	0	1,610	3,941	0	0	2,490	6,539
Ming, Canada	Gold	940	0	0	396	0	0	544	940
Santa Elena, Mexico	Gold	13,097	0	4,652	750	0	0	7,695	8,908
Yamana silver stream, Argentina	Silver	3,808	0	1,166	2,392	0	0	250	2,645
Other Royalties [2]	Various	0	5,060	0	3,941	4,475	(759)	(2,597)	4,734
Other	Gold	541	0	43	161	0	538	(201)	506

Total Segments		$50,632	$22,518	$16,003	$29,028	$4,475	$(221)	$23,865	$56,461
Corporate:
Administration & Project evaluation expenses		0	0	0	0	0	0	(11,253)	(7,378)
Foreign exchange loss		0	0	0	0	0	0	(2,630)	0
Gain on revaluation of investments		0	0	0	0	0	0	30	0
Finance expense, net		0	0	0	0	0	0	(1,585)	(1,029)
Other		0	0	0	0	0	(277)	277	(1,472)

Total Corporate		$0	$0	$0	$0	$0	$(277)	$(15,161)	$(9,879)

Consolidated		$50,632	$22,518	$16,003	$29,028	$4,475	$(498)	$8,704	$46,582

1	Royalty revenue from Bracemac-McLeod consists of $1.0 million from Copper and $2.2 million from Zinc.
2

Where a mineral interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents a royalty on gold, silver or other metal, the royalty interest has been summarized under Other Royalties. Other Royalties includes royalty revenue from Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Thunder Creek, Forrestania and Sheerness. Includes royalty revenue from royalty interests located in Canada of $0.8 million, the United States of $0.6 million, Argentina of $1.3 million, Honduras of $1.2 million and other of $1.2 million. Includes royalty revenue from Gold of $4.3 million and Other Base Metals of $0.8 million.

For the year ended December 31, 2017:

In $000s	Product	Sales	Royalty revenue	Cost of sales, excluding depletion	Depletion	Impairment of mineral, royalty and other interests	(Gain) loss on mineral interest disposal and other	Income (loss) before taxes	Cash flow from operating activities
Bachelor Lake, Canada	Gold	$7,706	$379	$3,082	$4,074	$—	$(2,952)	$3,881	$5,030
Black Fox, Canada	Gold	6,693	—	2,847	2,520	—	—	1,326	3,953
Bracemac-McLeod, Canada [1]	Various	—	4,074	—	1,816	—	—	2,258	3,948
Chapada, Brazil	Copper	11,001	—	3,249	3,765	—	—	3,987	7,753
Diavik, Canada	Diamonds	—	7,150	—	6,080	—	—	1,070	6,781
Karma, Burkina Faso	Gold	6,863	—	1,365	3,437	—	—	2,061	5,489
Ming, Canada	Gold	796	—	—	356	—	—	440	796
Santa Elena, Mexico	Gold	11,570	—	3,485	1,098	—	—	6,987	7,548
Yamana silver stream, Argentina	Silver	4,252	—	1,267	2,253	—	—	732	2,985
Other Royalties [2]	Various	—	7,464	—	4,078	9,104	(459)	(5,259)	9,745
Other	Gold	327	—	26	103	—	(186)	384	294

Total Segments		$49,208	$19,067	$15,321	$29,580	$9,104	$(3,597)	$17,867	$54,322
Corporate:
Administration & Project evaluation expenses		—	—	—	—	—	—	(11,300)	(7,408)
Foreign exchange gain		—	—	—	—	—	—	2,434	—
Gain on revaluation of investments		—	—	—	—	—	—	5,827	—
Finance expense, net		—	—	—	—	—	—	(1,465)	(1,593)
Other		—	—	—	—		(1,251)	1,251	(548)

Total Corporate		$—	$—	$—	$—	$—	$(1,251)	$(3,253)	$(9,549)

Consolidated		$49,208	$19,067	$15,321	$29,580	$9,104	$(4,848)	$14,614	$44,773

1	Royalty revenue from Bracemac-McLeod consists of $1.5 million from Copper and $2.6 million from Zinc.
2

Where a mineral interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents a royalty on gold, silver or other metal, the royalty interest has been summarized under Other Royalties. Other Royalties includes royalty revenue from Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Thunder Creek, Copper Mountain, Forrestania and Sheerness. Includes royalty revenue from royalty interests located in Canada of $1.6 million, in the United States of $1.5 million, Argentina of $1.8 million, Honduras of $1.8 million and other of $0.8 million. Includes royalty revenue from Gold of $6.5 million and Other Base Metals of $1.0 million.

Total assets as of:

In $000s	December 31, 2018	December 31, 2017
Aurizona	$10,723	$10,723
Bachelor Lake	525	1,124
Black Fox	9,708	11,350
Bracemac-McLeod	5,366	6,827
Chapada	58,926	63,026
Diavik	31,192	36,739
Hod Maden [1]	133,042	183,271
Houndé	41,549	—
Hugo North Extension and Heruga	35,351	35,351
Karma	16,983	21,034
Ming	10,904	11,300

Santa Elena	2,356	3,693
Yamana silver stream	68,164	70,556
Other Royalties [2]	82,092	89,304
Other [3]	0	7,423

Total Segments	$506,881	$551,721
Corporate:
Cash and cash equivalents	5,892	12,539
Investments	60,180	78,882
Deferred income tax assets	9,038	13,581
Other assets	6,896	4,192

Total Corporate	$82,006	$109,194

Consolidated	$588,887	$660,915

1

Includes royalty interest of $5.8 million and investment in associate of $127.2 million at December 31, 2018. Includes royalty interest of $5.8 million and investment in associate of $177.5 million at December 31, 2017.

2

Where a mineral interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents a royalty on gold, silver or other metal, the royalty interest has been summarized under Other Royalties. Includes Coringa, Mt. Hamilton, Paul Isnard, Prairie Creek, Ann Mason, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Sao Francisco, Sao Vicente, Thunder Creek, Hackett River, Lobo-Marte, Agi Dagi & Kirazli and other.

3	Includes Koricancha Stream and other.

Non-current assets by geographical region as of:

In $000s	December 31, 2018[1]	December 31, 2017[1]
North America
Canada	$77,484	$86,832
USA	15,574	16,055
Mexico	2,387	2,874
South & Central America
Argentina	$83,463	$94,166
Brazil	73,014	77,113
French Guiana	5,154	5,154
Peru	1,677	6,434
Honduras	854	1,430
Chile	2,460	2,460
Africa
Burkina Faso	$57,015	$20,087
South Africa	4,022	4,301
Cote D’Ivoire	421	400
Botswana	1,017	1,017
Egypt	244	—
Asia & Australia
Turkey	$137,520	$187,725
Mongolia	36,589	36,589
Australia	2,535	2,891

Consolidated	$501,430	$545,528

1	Includes Mineral, Royalty and Other Interests (Note 6) and Investment in Associate (Note 8) and exploration assets.